Accrued maintenance liability	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued maintenance liability	Accrued maintenance liability
Movements in accrued maintenance liability during the years ended December 31, 2025 and 2024 were as follows:

	Year Ended December 31,
	2025	2024
Accrued maintenance liability at beginning of period	$3,327,347	$2,863,730
Maintenance payments received	969,885	920,932
Maintenance payments returned	(248,634)	(248,017)
Release to income upon sale	(142,276)	(31,758)
Release to income other than upon sale	(227,385)	(163,405)
Lessor contribution, top ups and other	(144,549)	(14,135)
Accrued maintenance liability at end of period	$3,534,388	$3,327,347